INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Current income taxes	$ (78)	$ (98)		$ (141)	$ (165)
Deferred income taxes	38	27		78	123
Income taxes	$ (40)	$ (71)	[1]	$ (63)	$ (42)	[1]
Effective tax rate (as a percent)	(21.30%)	(62.30%)		(28.10%)	(12.90%)

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).